Liquid assets position (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Liquid assets position
Cash at banks	€ 434,228	€ 358,016
Short term deposits	514,701	733,537
Money market funds	198,993	199,243
Total cash and cash equivalents	€ 1,147,923	€ 1,290,796	€ 1,066,766	€ 1,151,211